PSF SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 97.0%
Aerospace & Defense — 1.1%
AAR Corp.*	25,436	$1,231,865
Ducommun, Inc.*	15,989	837,664
Maxar Technologies, Inc.	33,474	1,320,884
		3,390,413
Air Freight & Logistics — 0.1%
Atlas Air Worldwide Holdings, Inc.*(a)	4,498	388,492
Airlines — 0.2%
Allegiant Travel Co.*	4,665	757,549
Auto Components — 0.6%
Adient PLC*	38,820	1,582,691
Goodyear Tire & Rubber Co. (The)*	19,355	276,583
		1,859,274
Banks — 16.1%
Amalgamated Financial Corp.	17,769	319,309
Ameris Bancorp	35,122	1,541,153
Associated Banc-Corp.	58,514	1,331,779
Atlantic Union Bankshares Corp.	50,764	1,862,531
Banner Corp.	38,293	2,241,289
Berkshire Hills Bancorp, Inc.	17,353	502,716
Brookline Bancorp, Inc.	84,484	1,336,537
Cadence Bank	67,916	1,987,222
Columbia Banking System, Inc.(a)	34,724	1,120,543
Community Bank System, Inc.(a)	21,374	1,499,386
ConnectOne Bancorp, Inc.	52,039	1,665,768
CVB Financial Corp.	101,982	2,367,002
Eastern Bankshares, Inc.	92,616	1,994,949
FB Financial Corp.	35,080	1,558,254
First Financial Bankshares, Inc.(a)	26,056	1,149,591
First Merchants Corp.	47,576	1,979,162
First of Long Island Corp. (The)	9,435	183,605
German American Bancorp, Inc.	23,684	899,755
Glacier Bancorp, Inc.	28,917	1,453,947
Hancock Whitney Corp.	54,753	2,855,369
Heritage Financial Corp.	36,259	908,650
Home BancShares, Inc.	72,362	1,635,381
Independent Bank Corp.	24,784	2,024,605
Lakeland Financial Corp.	27,049	1,974,577
OceanFirst Financial Corp.	66,543	1,337,514
Pacific Premier Bancorp, Inc.	44,868	1,586,084
PacWest Bancorp	40,901	1,764,060
Pinnacle Financial Partners, Inc.	11,408	1,050,449
Renasant Corp.	47,139	1,576,800
SouthState Corp.(a)	21,700	1,770,503
Towne Bank	40,749	1,220,025
TriCo Bancshares	33,655	1,347,210
United Community Banks, Inc.	60,365	2,100,702
		50,146,427
Beverages — 0.7%
Primo Water Corp.	151,549	2,159,573
Biotechnology — 1.7%
Agios Pharmaceuticals, Inc.*(a)	24,057	700,299
Alkermes PLC*	31,134	819,136
Allogene Therapeutics, Inc.*	22,813	207,826
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Bluebird Bio, Inc.*(a)	24,362	$118,156
Blueprint Medicines Corp.*	4,217	269,382
Cytokinetics, Inc.*(a)	9,521	350,468
Ironwood Pharmaceuticals, Inc.*(a)	62,481	786,011
Mersana Therapeutics, Inc.*	33,840	135,022
Myriad Genetics, Inc.*	38,326	965,815
REVOLUTION Medicines, Inc.*	20,134	513,618
Turning Point Therapeutics, Inc.*	14,628	392,762
		5,258,495
Building Products — 1.4%
Griffon Corp.	19,185	384,276
Resideo Technologies, Inc.*	84,087	2,003,793
Zurn Water Solutions Corp.	59,591	2,109,521
		4,497,590
Capital Markets — 0.9%
Houlihan Lokey, Inc.	6,047	530,927
P10, Inc. (Class A Stock)*	46,548	564,162
PJT Partners, Inc. (Class A Stock)	11,143	703,346
Stifel Financial Corp.	14,108	957,933
		2,756,368
Chemicals — 2.0%
Avient Corp.	84,412	4,051,776
HB Fuller Co.	21,879	1,445,546
Tronox Holdings PLC (Class A Stock)	36,199	716,378
		6,213,700
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	7,649	352,160
Brady Corp. (Class A Stock)	9,202	425,777
Deluxe Corp.	49,892	1,508,734
		2,286,671
Communications Equipment — 0.7%
Viavi Solutions, Inc.*	127,837	2,055,619
Construction & Engineering — 1.2%
Arcosa, Inc.	25,821	1,478,252
Dycom Industries, Inc.*(a)	16,476	1,569,504
MasTec, Inc.*	8,856	771,358
		3,819,114
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	43,728	1,358,192
Consumer Finance — 0.3%
FirstCash Holdings, Inc.	4,293	301,970
LendingClub Corp.*	36,125	570,052
Oportun Financial Corp.*	12,822	184,124
		1,056,146
Diversified Financial Services — 0.1%
Alerus Financial Corp.	8,507	235,134
Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.*	31,399	1,266,008
A1

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 2.4%
ALLETE, Inc.	38,456	$2,575,783
IDACORP, Inc.	23,887	2,755,604
MGE Energy, Inc.	28,450	2,270,026
		7,601,413
Electrical Equipment — 0.1%
Array Technologies, Inc.*(a)	19,618	221,095
Electronic Equipment, Instruments & Components — 1.8%
CTS Corp.	29,166	1,030,726
FARO Technologies, Inc.*	18,700	970,904
Insight Enterprises, Inc.*	7,871	844,716
Knowles Corp.*	63,275	1,362,311
TTM Technologies, Inc.*	89,505	1,326,464
		5,535,121
Energy Equipment & Services — 1.9%
Cactus, Inc. (Class A Stock)	17,993	1,020,923
ChampionX Corp.*	85,411	2,090,861
Helmerich & Payne, Inc.	26,774	1,145,392
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	45,925	680,608
NexTier Oilfield Solutions, Inc.*	96,804	894,469
		5,832,253
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	35,192	867,131
Equity Real Estate Investment Trusts (REITs) — 10.4%
Acadia Realty Trust(a)	88,046	1,907,957
DigitalBridge Group, Inc.*	306,666	2,207,995
Healthcare Realty Trust, Inc.(a)	108,739	2,988,148
Highwoods Properties, Inc.	39,795	1,820,223
Hudson Pacific Properties, Inc.	98,205	2,725,189
Pebblebrook Hotel Trust(a)	123,054	3,012,362
RLJ Lodging Trust	215,466	3,033,761
Ryman Hospitality Properties, Inc.*	33,211	3,080,985
Sabra Health Care REIT, Inc.	164,414	2,448,124
SITE Centers Corp.	137,817	2,302,922
STAG Industrial, Inc.	79,981	3,307,214
Terreno Realty Corp.	48,911	3,621,860
		32,456,740
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	26,201	1,771,449
Performance Food Group Co.*	3,500	178,185
United Natural Foods, Inc.*	20,662	854,374
		2,804,008
Food Products — 1.8%
Hostess Brands, Inc.*	79,918	1,753,401
Nomad Foods Ltd. (United Kingdom)*	47,977	1,083,321
Simply Good Foods Co. (The)*	44,437	1,686,384
Sovos Brands, Inc.*	24,259	343,993
Utz Brands, Inc.(a)	47,629	703,956
		5,571,055
	Shares	Value
Common Stocks (continued)
Gas Utilities — 1.5%
Chesapeake Utilities Corp.	12,029	$1,657,115
ONE Gas, Inc.(a)	34,504	3,044,633
		4,701,748
Health Care Equipment & Supplies — 2.6%
Avanos Medical, Inc.*	48,129	1,612,321
CONMED Corp.	15,423	2,291,087
LivaNova PLC*	20,740	1,697,154
Merit Medical Systems, Inc.*	12,313	819,061
NuVasive, Inc.*	27,870	1,580,229
		7,999,852
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.*	30,467	1,996,502
AMN Healthcare Services, Inc.*	5,605	584,770
Invitae Corp.*	22,283	177,596
Option Care Health, Inc.*(a)	44,379	1,267,464
Owens & Minor, Inc.(a)	39,233	1,727,037
Tenet Healthcare Corp.*	41,670	3,581,953
		9,335,322
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	72,292	1,628,016
Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp.	6,185	406,849
SeaWorld Entertainment, Inc.*	26,968	2,007,498
Travel + Leisure Co.	29,643	1,717,516
		4,131,863
Household Durables — 1.1%
Century Communities, Inc.	21,605	1,157,380
Installed Building Products, Inc.(a)	9,668	816,849
Meritage Homes Corp.*	16,434	1,302,066
		3,276,295
Independent Power & Renewable Electricity Producers — 0.6%
NextEra Energy Partners LP(a)	21,627	1,802,827
Insurance — 2.8%
AMERISAFE, Inc.	13,086	649,982
BRP Group, Inc. (Class A Stock)*	14,556	390,538
CNO Financial Group, Inc.	87,011	2,183,106
Enstar Group Ltd.*	6,396	1,670,315
Primerica, Inc.	4,033	551,795
RLI Corp.	8,167	903,515
Selective Insurance Group, Inc.	26,155	2,337,211
		8,686,462
IT Services — 0.4%
LiveRamp Holdings, Inc.*	32,851	1,228,299
Leisure Products — 0.5%
Callaway Golf Co.*(a)	63,138	1,478,692
Life Sciences Tools & Services — 0.1%
Pacific Biosciences of California, Inc.*(a)	29,949	272,536
Machinery — 4.8%
Astec Industries, Inc.	27,120	1,166,160

A2

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Chart Industries, Inc.*(a)	15,595	$2,678,753
Colfax Corp.*	43,220	1,719,724
Columbus McKinnon Corp.	38,771	1,643,890
EnPro Industries, Inc.	15,917	1,555,568
ESCO Technologies, Inc.	15,756	1,101,660
Federal Signal Corp.	56,724	1,914,435
Hillenbrand, Inc.	19,266	850,979
Kennametal, Inc.	51,052	1,460,598
Terex Corp.	23,742	846,640
		14,938,407
Media — 2.4%
Entravision Communications Corp. (Class A Stock)	96,513	618,648
Gray Television, Inc.	63,351	1,398,157
iHeartMedia, Inc. (Class A Stock)*	47,604	901,144
John Wiley & Sons, Inc. (Class A Stock)	36,984	1,961,261
Nexstar Media Group, Inc. (Class A Stock)	8,754	1,649,954
TEGNA, Inc.	42,705	956,592
		7,485,756
Metals & Mining — 2.1%
Allegheny Technologies, Inc.*(a)	42,332	1,136,191
Coeur Mining, Inc.*	46,178	205,492
Commercial Metals Co.	49,652	2,066,516
Constellium SE*	82,273	1,480,914
Hecla Mining Co.	177,381	1,165,393
Warrior Met Coal, Inc.	11,772	436,859
		6,491,365
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
KKR Real Estate Finance Trust, Inc.(a)	72,514	1,494,514
PennyMac Mortgage Investment Trust(a)	132,397	2,236,185
TPG RE Finance Trust, Inc.	37,447	442,249
Two Harbors Investment Corp.(a)	208,392	1,152,408
		5,325,356
Multiline Retail — 0.8%
Dillard’s, Inc. (Class A Stock)(a)	630	169,086
Macy’s, Inc.	99,100	2,414,076
		2,583,162
Oil, Gas & Consumable Fuels — 7.6%
Antero Resources Corp.*	118,851	3,628,521
Brigham Minerals, Inc. (Class A Stock)	57,142	1,459,978
Centennial Resource Development, Inc. (Class A Stock)*(a)	192,831	1,556,146
Chesapeake Energy Corp.(a)	23,533	2,047,371
DT Midstream, Inc.	12,209	662,460
HF Sinclair Corp.*(a)	23,989	955,962
Magnolia Oil & Gas Corp. (Class A Stock)(a)	48,264	1,141,444
Murphy Oil Corp.	6,691	270,249
Oasis Petroleum, Inc.	7,719	1,129,290
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ovintiv, Inc.(a)	76,348	$4,128,136
PDC Energy, Inc.	21,056	1,530,350
Renewable Energy Group, Inc.*	10,039	608,865
SM Energy Co.	69,369	2,701,923
Viper Energy Partners LP	58,714	1,736,173
		23,556,868
Personal Products — 0.1%
BellRing Brands, Inc.*	8,181	188,817
Professional Services — 3.5%
ASGN, Inc.*	20,062	2,341,436
CBIZ, Inc.*	39,033	1,638,215
First Advantage Corp.*	71,036	1,434,217
ICF International, Inc.	19,651	1,849,945
KBR, Inc.	68,805	3,765,698
		11,029,511
Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	93,903	2,290,294
Road & Rail — 1.5%
ArcBest Corp.	17,914	1,442,077
Avis Budget Group, Inc.*(a)	7,062	1,859,425
Saia, Inc.*	5,466	1,332,720
		4,634,222
Semiconductors & Semiconductor Equipment — 2.1%
Cohu, Inc.*	44,918	1,329,573
MACOM Technology Solutions Holdings, Inc.*	32,133	1,923,802
Onto Innovation, Inc.*	25,483	2,214,218
Semtech Corp.*	14,591	1,011,740
		6,479,333
Software — 0.6%
Bottomline Technologies DE, Inc.*	10,491	594,630
Cerence, Inc.*	8,875	320,387
InterDigital, Inc.	12,640	806,432
		1,721,449
Specialty Retail — 1.2%
Abercrombie & Fitch Co. (Class A Stock)*(a)	7,634	244,211
Academy Sports & Outdoors, Inc.	28,952	1,140,709
Bed Bath & Beyond, Inc.*(a)	8,741	196,935
Citi Trends, Inc.*(a)	864	26,460
Group 1 Automotive, Inc.	9,449	1,585,826
Signet Jewelers Ltd.(a)	6,885	500,539
		3,694,680
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*	28,717	1,475,766
Deckers Outdoor Corp.*	1,475	403,811
		1,879,577
Thrifts & Mortgage Finance — 2.3%
MGIC Investment Corp.	129,577	1,755,768
NMI Holdings, Inc. (Class A Stock)*	48,349	996,956

A3

PSF SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Walker & Dunlop, Inc.	15,459	$2,000,704
Washington Federal, Inc.	72,685	2,385,522
		7,138,950
Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc.*(a)	26,823	1,590,067
WESCO International, Inc.*	24,354	3,169,430
		4,759,497
Water Utilities — 0.4%
SJW Group	16,947	1,179,172
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	77,092	1,455,497

Total Common Stocks (cost $243,496,149)		301,767,406
Exchange-Traded Fund — 1.2%
iShares Russell 2000 Value ETF(a)	22,900	3,696,060
(cost $3,210,636)

Total Long-Term Investments (cost $246,706,785)		305,463,466
Short-Term Investments — 17.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	6,652,462	6,652,462
PGIM Institutional Money Market Fund (cost $47,401,645; includes $47,393,394 of cash collateral for securities on loan)(b)(wa)	47,450,315	47,407,610

Total Short-Term Investments (cost $54,054,107)		54,060,072

TOTAL INVESTMENTS—115.6% (cost $300,760,892)		359,523,538

Liabilities in excess of other assets — (15.6)%		(48,583,554)

Net Assets — 100.0%		$310,939,984

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,789,496; cash collateral of $47,393,394 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4